Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Demand deposits of $100,000 or more	$ 46,400	$ 39,730
Demand deposit overdrafts	5,440	3,240
Non-U.S.
Loans and Leases Receivable Disclosure [Line Items]
Demand deposits of $100,000 or more	314	252
Wholesale CDs
Loans and Leases Receivable Disclosure [Line Items]
Demand deposits of $100,000 or more	4,520	4,750
Customer Deposits
Loans and Leases Receivable Disclosure [Line Items]
Demand deposits of $100,000 or more	$ 41,570	$ 34,730